Stated capital - Narrative (Details)			1 Months Ended	12 Months Ended
	Aug. 29, 2016 ZAR (R)	Apr. 29, 2016 ZAR (R) R / shares shares	Jun. 30, 2017 R / shares	Mar. 31, 2018 ZAR (R) shares vote plan	Mar. 31, 2017 ZAR (R) shares	May 23, 2017 ZAR (R)	Mar. 31, 2016 shares	Mar. 31, 2014 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				564,420,000	563,435,000		759,138,000
Authorized amount under share repurchase program | R						R 270,000,000
Number of shares authorized for repurchase (in shares)		200,828,260
Repurchase price per share (in ZAR per share) | R / shares		R 2.36	R 3.72
Aggregate repurchase consideration | R	R 473,955,000	R 474,000,000
Number of equity incentive plans | plan				2
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in ZAR per share) | R				R 4.64	R 0.00
SARs
Disclosure of classes of share capital [line items]
Vesting percentage per annum				25.00%
Annual shareholder return				10.00%
Weighted average remaining contractual life				4 years 4 months 17 days	4 years 10 months 17 days
Number of SARs exercised (in shares)				1,708,750	0
Weighted average exercise price of SARs exercised (in ZAR per share) | R				R 3.10	R 0.00
TeliMatrix Group Executive Incentive Scheme
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement				0	0
Number of share options exercised (in shares)				5,513,000	5,125,000
Weighted average exercise price of share options exercised (in ZAR per share) | R				R 1.95	R 1.38
Weighted average share price (in ZAR per share) | R				R 6.08	R 3.07
TeliMatrix Group Executive Incentive Scheme | Options
Disclosure of classes of share capital [line items]
Vesting percentage per annum				25.00%
Expiration term				6 years
Weighted average remaining contractual life				1 year 3 months 22 days	1 year 10 months 13 days
TeliMatrix Group Executive Incentive Scheme | Options | Top of range
Disclosure of classes of share capital [line items]
Annual shareholder return				10.00%
TeliMatrix Group Executive Incentive Scheme | Options | Bottom of range
Disclosure of classes of share capital [line items]
Annual shareholder return				5.00%
Group Executives | SARs
Disclosure of classes of share capital [line items]
Number of SARs exercised (in shares)				0	0
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)				1,000,000,000	1,000,000,000
Number of votes per ordinary share | vote				1
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)								100,000,000
Number of shares issued (in shares)				0